Longterm debt (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Longterm debt
2025	$ 137,593
2026	133,148
2027	128,704
2028	124,259
2029	119,815
2030 to 2031	162,129
Total Principal And Interest Payments	805,648
Less Interest	(92,685)
Total principal remaining	712,963
Current portion of long-term debt	111,111	$ 111,111
Non-current portion of long-term debt	$ 601,852	$ 712,963